RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021
Common stock shares issued for services, shares						3,815,414	1,513,719
Company owed to related party	$ 2,179				$ 2,179
Common stock shares issued for services, amount	$ 21,250	$ 9,000	$ 5,600	$ 60,000		$ 60,000	$ 5,250
Cash								$ 7,000
Advanced payment								21,220
Common stock shares issued for services, amount						$ 624,320	$ 110,835
Accounts payable								$ 14,220
September 1, 2020 [Member]
Officers and directors employment agreement terms, description						Under the terms of the agreements the Company issued shares of common stock to the officers and directors equaling 18% of the outstanding shares of the Company as additional future shares are issued. The officers and directors are entitled to additional future shares so their aggregate ownership percentage remains at 18% of the future outstanding shares of the Company
Bonus amount						$ 170,000
Chief Financial Officers [Member]
Cash						180,000
President And Chief Executive Officer [Member]
Cash						252,000
Three Officers and Director [Member]
Accrued consulting fees						$ 20,000
Three Officers and Director [Member] | September 1, 2015 [Member]
Officers and directors employment agreement terms, description					entered five-year employment contracts with three of its officers and directors. One of the officers and director resigned as of September 30, 2020. Under the terms of the agreements the Company issued shares of common stock to the officers and directors equaling 11% of the outstanding shares of the Company as of the date of the contracts. As additional future shares are issued, the officers and directors are entitled to additional shares, so their aggregate ownership percentage initially remained at 11% (undated to 18% as noted below) of the outstanding shares of the Company
Two Officers and Director [Member]
Common stock shares issued for services, shares							2,407,010
Common stock shares issued for services, amount							$ 128,333
Two Officers And A Director
Common stock shares issued for services, shares					6,821,785
Common stock shares issued for services, amount					$ 705,974